SCHEDULE II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only
SCHEDULE II
PartnerRe Ltd.
Condensed Financial Information of Registrant
Condensed Balance Sheets—Parent Company Only
(Expressed in thousands of U.S. dollars, except parenthetical share and per share data)

	December 31, 2023	December 31, 2022
Assets
Fixed maturities, at fair value (amortized cost: 2023, $95,252; 2022, $90,171)	$80,936	$73,642
Short-term investments, at fair value (amortized cost: 2023, $2,487; 2022, $nil)	2,487	—
Cash and cash equivalents	3,052	3,814
Investments in subsidiaries	10,388,510	8,749,966
Intercompany loans and balances receivable	22,504	18,546
Other	18,873	21,042
Total assets	$10,516,362	$8,867,010

Liabilities
Intercompany loans and balances payable (1)	$2,034,176	$2,423,951
Accounts payable, accrued expenses and other	57,765	45,740
Total liabilities	2,091,941	2,469,691

Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	—	—
Preferred shares (par value $1.00; issued and outstanding: 8,000,000 shares; aggregate liquidation value: $200,000)	8,000	8,000
Additional paid-in capital	1,929,934	1,929,934
Accumulated other comprehensive income	7,527	70,879
Retained earnings	6,478,960	4,388,506
Total shareholders’ equity	8,424,421	6,397,319
Total liabilities and shareholders’ equity	$10,516,362	$8,867,010

(1)The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC and PartnerRe Finance Ireland DAC, a direct 100% owned subsidiary of the parent, related to the issuance of the 3.700% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.
The parent has also fully and unconditionally guaranteed all obligations of PartnerRe Finance II Inc. and PartnerRe Finance B LLC, both indirect 100% owned finance subsidiaries of the parent, related to the remaining $62 million aggregate principal amount of Fixed-to-Floating Rate junior subordinated CENts, with an annual rate of 3-month SOFR plus a margin equal to 2.325% and an additional spread adjustment of 0.26161% (due to the transition of the benchmark from LIBOR), and $500 million aggregate principal amount of 4.500% Fixed-Rate Reset junior subordinated notes, respectively. The parent’s obligations under these guarantees are unsecured junior subordinated obligations and rank junior in right of payment to all of the parent's outstanding and future senior indebtedness, and equally in right of payment with all outstanding and future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.
SCHEDULE II
PartnerRe Ltd.
Condensed Financial Information of Registrant - Continued
Condensed Statements of Operations and Comprehensive Income (Loss) —Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Revenues
Net investment income	$2,612	$1,851	$2,496
Net realized and unrealized investment gains (losses)	1,713	(15,406)	(16,730)
Other income	108	106	148
Total revenues	4,433	(13,449)	(14,086)
Expenses
Other expenses	51,302	73,046	55,996
Interest expense on intercompany loans	46,993	33,408	35,204
Net foreign exchange losses (gains)	53,800	(65,165)	(79,696)
Total expenses	152,095	41,289	11,504
Loss before equity in net income (loss) of subsidiaries	(147,662)	(54,738)	(25,590)
Equity in net income (loss) of subsidiaries	2,465,781	(885,014)	789,778
Net income (loss)	2,318,119	(939,752)	764,188
Preferred dividends	9,750	9,750	22,693
Loss on redemption of preferred shares	—	—	21,234
Net income (loss) attributable to common shareholder	$2,308,369	$(949,502)	$720,261
Comprehensive income (loss)
Net income (loss)	$2,318,119	$(939,752)	$764,188
Other comprehensive (loss) income	(63,352)	167,287	124,217
Comprehensive income (loss)	$2,254,767	$(772,465)	$888,405
SCHEDULE II
PartnerRe Ltd.
Condensed Financial Information of Registrant - Continued
Condensed Statements of Cash Flows—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Cash flows from operating activities
Net income (loss)	$2,318,119	$(939,752)	$764,188
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net (income) loss of subsidiaries	(2,465,781)	885,014	(789,778)
Other, net	101,969	41,810	(51,783)
Net cash used in operating activities	(45,693)	(12,928)	(77,373)
Cash flows from investing activities
Advances to/from subsidiaries, net (1)	52,631	22,213	100,426
Sales and redemptions of fixed maturities	6,483	11,290	481,015
Sales and redemptions of short-term investments	940	5,173	—
Purchases of fixed maturities	(11,613)	(15,984)	(62,239)
Purchases of short-term investments	(3,868)	(5,173)	—
Other, net	(2,078)	(3,341)	(8,465)
Net cash provided by investing activities	42,495	14,178	510,737
Cash flows from financing activities (1)
Issuance of preferred shares (2)	—	—	193,887
Redemption of preferred shares (2)	—	—	(637,241)
Net cash used in financing activities	—	—	(443,354)
Effect of foreign exchange rate changes on cash	2,436	576	1,958
Increase (decrease) in cash and cash equivalents	(762)	1,826	(8,032)
Cash and cash equivalents—beginning of year	3,814	1,988	10,020
Cash and cash equivalents—end of year	$3,052	$3,814	$1,988

(1)The following non-cash transactions were excluded from the Condensed Statement of Cash Flows - Parent Company Only:
a.During 2023, 2022 and 2021, dividends paid to common and preferred shareholders of $228 million, $188 million and $129 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable.
b.During 2023, the parent recorded non-cash dividends received from subsidiaries of $850 million, non-cash capital contributions to subsidiaries of $103 million, and a corresponding decrease in intercompany loan payable of $747 million.
c.During 2022, the parent recorded a non-cash exchange of certain intercompany balances payable for an intercompany loan payable of $744 million.
d.During 2022, the parent recorded non-cash dividends received from subsidiaries of $630 million, non-cash capital contributions to subsidiaries of $527 million and a corresponding decrease in intercompany balances payable of $103 million.
e.During 2021, the parent recorded a non-cash dividend received from a subsidiary of $350 million, with a corresponding change to intercompany balances payable.
(2)During 2021, the parent issued 8 million 4.875% Series J fixed rate non-cumulative redeemable preferred shares at a par value of $1.00 per share and a redemption price of $200 million, and incurred preferred share issuance costs of $6 million. The parent also redeemed all outstanding Series G, H and I preferred shares at $25 per share for an aggregate liquidation value of $637 million during 2021.